Share-based payment - Financial activity of the restricted shares (Details) - BRL (R$)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Number of outstanding shares
Restricted shares outstanding, beginning of period	1,033,868
Restricted shares granted	3,232,761
Restricted shares exercised	(13,810)
Restricted shares canceled	(553,225)
Restricted shares outstanding, end of period	3,699,594	1,033,868
Strike price (in Reais)
Beginning of year	R$ 19.16
Granted	29.27
Exercised	19.11
Canceled	25.49
End of year	R$ 34.33	R$ 19.16
Expense from share-based compensation	R$ 23,633,000	R$ 4,556,000